TREASURY STOCK (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Jun. 02, 2017 USD ($)	May 29, 2017 USD ($)
Stock repurchase program, authorized amount | $					$ 30,000	$ 30,000
Treasury Stock, Shares | shares		11,331,080	39,116,980	39,116,980
Treasury stock value		¥ 36,973	$ 16,169	¥ 111,169
Stock repurchase | ¥	¥ (74,196)	¥ (36,973)
Treasury stock
Stock repurchase (in shares) | shares	27,785,900	11,331,080
Stock repurchase | ¥	¥ (74,196)	¥ (36,973)